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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - June 30, 2009 (unaudited)

	PRINCIPAL AMOUNT	AMORTIZED VALUE

US GOVERNMENT AGENCY OBLIGATIONS: 99.2% of Net Assets

Federal Farm Credit, 0.15%, 08/21/09	$750,000	$749,841
Fannie Mae, 0.20%, 07/01/09	1,000,000	1,000,000
Fannie Mae, 0.25%, 07/06/09	1,000,000	999,965
Fannie Mae, 0.33%, 07/13/09	1,250,000	1,249,862
Fannie Mae, 0.23%, 08/03/09	500,000	499,894
Fannie Mae, 0.15%, 08/10/09	750,000	749,875
Fannie Mae, 0.17%, 08/12/09	750,000	749,851
Fannie Mae, 0.18%, 09/01/09	750,000	749,768
Fannie Mae, 0.18%, 09/08/09	750,000	749,733
Fannie Mae, 0.18%, 09/09/09	750,000	749,730
Fannie Mae, 0.18%, 09/14/09	1,000,000	999,625
Fannie Mae, 0.18%, 09/30/09	1,000,000	999,494
Fannie Mae, 0.24%, 10/01/09	1,000,000	999,387
Fannie Mae, 0.23%, 10/06/09	1,000,000	999,380
Fannie Mae, 0.19%, 10/13/09	1,750,000	1,748,982
Fannie Mae, 0.25%, 10/26/09	1,000,000	999,187
Federal Home Loan Bank, 0.26%, 07/02/09	750,000	749,995
Federal Home Loan Bank, 0.18%, 07/23/09	1,000,000	999,890
Federal Home Loan Bank, 0.30%, 08/03/09	750,000	749,794
Federal Home Loan Bank, 0.21%, 09/02/09	750,000	749,724
Freddie Mac, 0.25%, 07/27/09	1,544,000	1,543,721
Freddie Mac, 0.15%, 08/17/09	750,000	749,853
Freddie Mac, 0.20%, 08/24/09	750,000	749,775
Freddie Mac, 0.23%, 09/23/09	750,000	749,597
Freddie Mac, 0.23%, 09/25/09	805,000	804,558
Freddie Mac, 0.21%, 10/05/09	1,000,000	999,440
Freddie Mac, 0.20%, 10/19/09	1,000,000	999,389
Freddie Mac, 0.26%, 11/02/09	750,000	749,328
Freddie Mac, 0.26%, 11/23/09	750,000	749,215

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,338,853)		$26,338,853

REPURCHASE AGREEMENT: 1.1% of Net Assets
With U.S. Bank National Association issued 6/30/09 at 0.01%, due
7/01/09, collateralized by $298,299 in Fannie Mae MBS #729590
due 7/01/18. Proceeds at maturity are $292,442 (Cost $292,442)		292,442

TOTAL INVESTMENTS: (Cost $26,631,295)		$26,631,295

LIABILITIES LESS CASH AND RECEIVABLES: (0.3%) of Net Assets		(68,612)

NET ASSETS: 100%		$26,562,683

CAPITAL SHARES OUTSTANDING		26,562,112

NET ASSET VALUE PER SHARE		1.00

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued FSP FAS 157-4, “Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased.

The following table represents the fund's investments by caption and by level within the fair value hierarchy as of June 30, 2009 (unaudited):

	Level 1	Level 2	Level 3	Value at 6/30/2009
U.S. Agency Obligations	--	$26,338,853	--	$26,338,853
Repurchase Agreement	--	292,442	--	292,442
Total	$--	$26,631,295	$--	$26,631,295

At June 30, 2009 and for the six months then ended, the fund held no Level 3 securities.  See Portfolio of Investments for a listing of all securities within each caption.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  August 27, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 27, 2009